BUSINESS COMBINATIONS - Avborne Acquisition (Details) - Avborne Component Solutions - USD ($)		1 Months Ended
	Nov. 28, 2018	Dec. 31, 2018
Business Acquisition [Line Items]
Consideration for acquiring shares	$ 22,284,000
Revenues from operations since acquisition		$ 1,829,000
Business Combination, Pro Forma Information, Earnings or Loss of Acquiree since Acquisition Date, Actual		$ 69,000